INCOME TAX (Details) - CAD ($)	Dec. 31, 2033	Dec. 31, 2032	Dec. 31, 2031	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2019	Dec. 31, 2018
Income Tax
Non-capital loss	$ 3,857,000	$ 233,000	$ 301,400	$ 307,400	$ 1,157,900	$ 367,400	$ 515,300	$ 313,100	$ 7,052,500	$ 6,132,300
Capital losses									29,628	29,628
Property and equipment									100,490	100,490
Unrecognized deductible temporary differences									$ 7,182,618	$ 6,262,418